Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment

5.  PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of December 31, 2011 and 2010:

	2011	2010
Land and improvements	$ 4,408,272	$ 4,408,272
Buildings	9,121,024	9,121,024
Plant equipment	73,409,692	73,417,242
Vehicles	560,383	560,383
	87,499,371	87,506,921
Less accumulated depreciation	(18,464,323)	(12,346,599)
Net property and equipment	$ 69,035,048	$ 75,160,322

Depreciation expense for the years ended December 31, 2011 and 2010 was $6,118,553 and $6,113,387, respectively.